Financial Risk Management - Loans and Advances by Industry Sector (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net		¥ (530,933)	¥ (490,655)
Less: Allowance for loan losses		(1,102,522)	(979,000)
Loans and advances		125,190,819	121,716,465
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		126,824,274	123,186,120
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		73,240,162	71,162,406
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		12,299,303	11,280,268
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances		254,820	243,528
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,118,001	1,107,013
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances		6,795,140	6,320,575
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances		6,413,857	6,222,405
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances		3,962,719	3,877,554
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		18,144,037	16,921,046
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances		5,277,710	5,449,640
Gross carrying amount [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances		583,750	573,667
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	16,806,507	16,426,993
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		21,154	48,492
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,563,164	2,691,225
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances		53,584,112	52,023,714
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances		664,085	598,598
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances		12,415,685	10,874,863
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances		32,682,288	33,669,222
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		300,322	276,063
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 7,521,732	¥ 6,604,968

[1]	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,120,139 million and ¥11,008,530 million at March 31, 2025 and 2024, respectively.